THE HENLOPEN FUND CERTIFICATION

                                The Henlopen Fund
                              400 West Ninth Street
                                    Suite 100
                           Wilmington, Delaware  19801

                                November 4, 1996


   VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, DC  20549

             Re:  The Henlopen Fund
                  File Nos. 33-52154 and 811-07168
                  Rule 497(j) Certification

   Ladies and Gentlemen:

             The undersigned officer of The Henlopen Fund (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

             1. that the form of prospectus that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 5 to Form N-1A Registration Statement filed by the Fund on October 30, 1996, which is the most recent amendment to such registration statement; and

             2. that the text of Post-Effective Amendment No. 5 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 30, 1996.

                                      Very truly yours,

                                      THE HENLOPEN FUND

                                      By: /s/ Michael L. Hershey

                                           Michael L. Hershey